Note 8 - Loans Receivable, Net and Allowance for Loan Losses (Details) - Contractual Aging of the TDRs - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Note 8 - Loans Receivable, Net and Allowance for Loan Losses (Details) - Contractual Aging of the TDRs [Line Items]
Troubled debt restructurings, current & past due less than 30 Days	$ 781,000	$ 581,000
Troubled debt restructurings, past due 30-89 days	0	215,000
Greater than 90 Days	0	0
Troubled debt restructurings, non-accrual	0	155,000
Troubled debt restructurings	781,000	951,000
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member]
Note 8 - Loans Receivable, Net and Allowance for Loan Losses (Details) - Contractual Aging of the TDRs [Line Items]
Troubled debt restructurings, current & past due less than 30 Days	0	0
Troubled debt restructurings, past due 30-89 days	0	0
Greater than 90 Days	0	0
Troubled debt restructurings, non-accrual	0	0
Troubled debt restructurings	0	0
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member]
Note 8 - Loans Receivable, Net and Allowance for Loan Losses (Details) - Contractual Aging of the TDRs [Line Items]
Troubled debt restructurings, current & past due less than 30 Days	564,000	358,000
Troubled debt restructurings, past due 30-89 days	0	215,000
Greater than 90 Days	0	0
Troubled debt restructurings, non-accrual	0	155,000
Troubled debt restructurings	564,000	728,000
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member]
Note 8 - Loans Receivable, Net and Allowance for Loan Losses (Details) - Contractual Aging of the TDRs [Line Items]
Troubled debt restructurings, current & past due less than 30 Days	0	0
Troubled debt restructurings, past due 30-89 days	0	0
Greater than 90 Days	0	0
Troubled debt restructurings, non-accrual	0	0
Troubled debt restructurings	0	0
Real Estate Portfolio Segment [Member] | Commercial Real Estate and Lines of Credit [Member]
Note 8 - Loans Receivable, Net and Allowance for Loan Losses (Details) - Contractual Aging of the TDRs [Line Items]
Troubled debt restructurings, current & past due less than 30 Days	133,000	133,000
Troubled debt restructurings, past due 30-89 days	0	0
Greater than 90 Days	0	0
Troubled debt restructurings, non-accrual	0	0
Troubled debt restructurings	133,000	133,000
Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Note 8 - Loans Receivable, Net and Allowance for Loan Losses (Details) - Contractual Aging of the TDRs [Line Items]
Troubled debt restructurings, current & past due less than 30 Days	0	0
Troubled debt restructurings, past due 30-89 days	0	0
Greater than 90 Days	0	0
Troubled debt restructurings, non-accrual	0	0
Troubled debt restructurings	0	0
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member]
Note 8 - Loans Receivable, Net and Allowance for Loan Losses (Details) - Contractual Aging of the TDRs [Line Items]
Troubled debt restructurings, current & past due less than 30 Days	84,000	90,000
Troubled debt restructurings, past due 30-89 days	0	0
Greater than 90 Days	0	0
Troubled debt restructurings, non-accrual	0	0
Troubled debt restructurings	84,000	90,000
Commercial Portfolio Segment [Member] | Commercial Business Loan [Member]
Note 8 - Loans Receivable, Net and Allowance for Loan Losses (Details) - Contractual Aging of the TDRs [Line Items]
Troubled debt restructurings, current & past due less than 30 Days	0	0
Troubled debt restructurings, past due 30-89 days	0	0
Greater than 90 Days	0	0
Troubled debt restructurings, non-accrual	0	0
Troubled debt restructurings	0	0
Consumer Portfolio Segment [Member] | Other Consumer Loan [Member]
Note 8 - Loans Receivable, Net and Allowance for Loan Losses (Details) - Contractual Aging of the TDRs [Line Items]
Troubled debt restructurings, current & past due less than 30 Days	0	0
Troubled debt restructurings, past due 30-89 days	0	0
Greater than 90 Days	0	0
Troubled debt restructurings, non-accrual	0	0
Troubled debt restructurings	$ 0	$ 0